Other income and gains - net (Tables)	12 Months Ended
Dec. 31, 2021
Other income and gains - net
Summary of Other Income and Gains Net

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Investment income from wealth management products	723	4,182	4,925

Dividends from equity security	—	—	745

Fair value gain/(loss) on
- wealth management products	224	470	(10,792)
- equity security	—	(3,153)	(3,011)
- other investments	—	609	1,668
- derivative financial instruments	—	196	2,002

Gain/(loss) on
- settlement of derivative financial instruments	—	1,550	8,709
- disposal of property, plant and equipment	1,505	—	—
- disposal of right-of-use assets	—	—	(846)
- disposal of subsidiaries	—	—	2,305

Government grants (Note)	11,695	3,869	3,991
Amortization on deferred income from ADS depository (Note 29)	—	2,405	4,373
Donations	(1,090)	(2,327)	(9,866)
Others	240	725	1,126
	13,297	8,526	5,329

Note:

Government grants are subsidies received for compensating the Group’s research and development expenses incurred for certain projects and other operating activities.